Commitments (Summary of Minimum Future Commitments Under Contractual Agreements) (Detail) $ in Millions	Dec. 31, 2023 USD ($)
Disclosure of commitments [Line Items]
Total	$ 19,101
Purchase Commitments	1,350
Capital Commitments	172
Other Commitments	715
Lease liabilities, including current portion	1,525
Bonds Issued Undiscounted Cash Flows	15,339
Not later than one year [Member]
Disclosure of commitments [Line Items]
Total	2,613
Purchase Commitments	938
Capital Commitments	153
Other Commitments	188
Lease liabilities, including current portion	368
Bonds Issued Undiscounted Cash Flows	966
Later than one year and not later than three years [Member]
Disclosure of commitments [Line Items]
Total	3,297
Purchase Commitments	249
Capital Commitments	19
Other Commitments	221
Lease liabilities, including current portion	484
Bonds Issued Undiscounted Cash Flows	2,324
Later than three years and not later than five years [Member]
Disclosure of commitments [Line Items]
Total	1,984
Purchase Commitments	57
Capital Commitments	0
Other Commitments	149
Lease liabilities, including current portion	222
Bonds Issued Undiscounted Cash Flows	1,556
Over 5 years [Member]
Disclosure of commitments [Line Items]
Total	11,207
Purchase Commitments	106
Capital Commitments	0
Other Commitments	157
Lease liabilities, including current portion	451
Bonds Issued Undiscounted Cash Flows	$ 10,493